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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one):         [ ]    is a restatement.
                                              [ ]    adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Attractor Investment Management Inc.
Address:   1440 Chapin Avenue, Suite 201
           Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Harvey Allison
Title:     President
Phone:     (650) 685-8541

Signature, Place, and Date of Signing:

 /s/ Harvey Allison          Burlingame, California          May 10, 2000
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Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



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Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                        2

Form 13F Information Table Value Total:                                  $12,046
                                                                     (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:                              None


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                                            FORM 13F INFORMATION TABLE

                  TITLE OF                VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER             VOTING AUTHORITY
NAME OF ISSUER     CLASS     CUSIP       X($1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE        SHARED       NONE
Garden.com, Inc.    COM       365199108     11454    1409682    SH             SOLE        N/A        1409682
Arrowpoint
 Communications     COM       042810101       592       5000    SH             SOLE        N/A           5000
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